Reynders, McVeigh Core Equity Fund
Schedule of Investments
April 30, 2025 (Unaudited)
COMMON STOCKS — 98.72% Shares Fair Value
Denmark — 2.76%
Health Care — 0.97%
Novo Nordisk A/S, Class B - ADR 12,138 $ 806,570
Materials — 1.79%
Novozymes A/S, Class B 22,904 1,481,079
Total Denmark 2,287,649
France — 9.06%
Consumer Staples — 3.72%
Danone 24,000 2,066,939
L'Oreal S.A. 2,332 1,023,224
3,090,163
Industrials — 5.34%
Nexans SA 17,500 1,908,730
Schneider Electric SE 10,925 2,529,349
4,438,079
Total France 7,528,242
Ireland — 1.80%
Health Care — 1.80%
Perrigo Co. PLC 58,000 1,491,760
Total Ireland 1,491,760
Norway — 1.59%
Industrials — 1.59%
TOMRA Systems ASA 84,382 1,317,963
Total Norway 1,317,963
Switzerland — 3.39%
Health Care — 3.39%
Alcon, Inc. 20,000 1,952,200
CRISPR Therapeutics AG
(a)
22,300 862,341
2,814,541
Total Switzerland 2,814,541
United Kingdom — 5.92%
Consumer Staples — 2.30%
Unilever PLC - ADR 30,000 1,906,500
Technology — 3.62%
ARM Holdings PLC - ADR
(a)
6,500 741,325
RELX PLC - ADR 41,500 2,267,145
3,008,470
Total United Kingdom 4,914,970

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
April 30, 2025 (Unaudited)
COMMON STOCKS — 98.72% - continued Shares Fair Value
United States — 74.20%
Communications — 4.93%
Alphabet, Inc., Class A 10,000 $ 1,588,000
T-Mobile US, Inc. 10,150 2,506,543
4,094,543
Consumer Discretionary — 5.78%
Airbnb, Inc., Class A
(a)
13,000 1,584,960
Home Depot, Inc. (The) 4,500 1,622,205
Interface, Inc. 85,000 1,598,000
4,805,165
Consumer Staples — 2.22%
McCormick & Co., Inc. 24,000 1,839,840
Financials — 5.47%
MasterCard, Inc., Class A 4,634 2,539,710
Rocket Companies, Inc., Class A 65,000 839,150
SoFi Technologies, Inc.
(a)
93,000 1,163,430
4,542,290
Health Care — 11.92%
Abbott Laboratories 18,912 2,472,744
Becton, Dickinson and Co. 9,277 1,921,174
Danaher Corp. 8,099 1,614,374
GRAIL, Inc.
(a)
27,600 952,062
Stryker Corp. 3,500 1,308,720
Vertex Pharmaceuticals, Inc.
(a)
3,200 1,630,400
9,899,474
Industrials — 13.59%
Carrier Global Corp. 37,100 2,320,234
NEXTracker , Inc., Class A
(a)
25,000 1,015,250
Rockwell Automation, Inc. 8,101 2,006,456
UL Solutions Inc., Class A 45,500 2,602,145
Veralto Corp. 19,266 1,847,609
Xylem, Inc. 12,433 1,499,047
11,290,741
Materials — 4.93%
AptarGroup, Inc. 13,158 1,973,042
Crown Holdings, Inc. 22,000 2,119,260
4,092,302

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
April 30, 2025 (Unaudited)
COMMON STOCKS — 98.72% - continued Shares Fair Value
Technology — 25.36%
Analog Devices, Inc. 9,044 $ 1,762,856
Apple, Inc. 10,935 2,323,688
Applied Materials, Inc. 11,000 1,657,810
Cloudflare , Inc., Class A
(a)
10,000 1,207,800
Enovix Corp.
(a)
75,000 502,500
International Business Machines Corp. 10,550 2,551,201
Microsoft Corp. 8,275 3,270,776
Nvidia Corp. 34,640 3,772,988
Salesforce, Inc. 6,500 1,746,615
Uber Technologies, Inc.
(a)
27,800 2,252,078
21,048,312
Total United States 61,612,667
Total Common Stocks (Cost $59,681,718) 81,967,792
CERTIFICATES OF DEPOSIT — 0.09%
Principal
Amount Fair Value
Latino Community Credit Union, 4.20%, 12/12/2025 $ 25,000 25,000
Walden Mutual Bank, 3.87%, 8/21/2025 50,000 50,000
Total Certificates of Deposit (Cost $75,000) 75,000
Total Investments — 98.81% (Cost $59,756,718) 82,042,792
Other Assets in Excess of Liabilities — 1.19% 987,325
NET ASSETS — 100.00% $ 83,030,117
(a) Non-income producing security.
ADR - American Depositary Receipt